                                                Filed Pursuant to Rule 497(j)
                                                Registration File No.: 333-95985


                            CARTER LEDYARD & MILBURN
                                  2 Wall Street
                            New York, New York 10005
                                 (212) 732-3200

                                                               February 25, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:  PaineWebber Equity Trust, ABCs Trust, Series 4
     File #333-95985
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on February 25, 2000.


                                                 Very truly yours,

                                                 /s/ Kathleen H. Moriarty, Esq.
                                                 ------------------------------
                                                     Kathleen H. Moriarty, Esq.


cc: Patricia Mengiste